Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful life of plant and equipment
Useful Life
Buildings and improvements	10-30 years
Machinery and equipment	5-10 years
Transportation equipment	5-10 years
Office equipment	3-5 years

Schedule of estimated useful life of land use rights
Entity	Description of assets	Estimated useful life
Yulong Bricks	Land use right	50
Yulong Concrete	Land use right	50
Yulong Renewable	Land use right	50

Schedule of fair value of warrants liabilities on a recurring basis
	Carrying value at June 30, 2017	Fair value measurement at June 30, 2017
		Level 1	Level 2	Level 3
Warrant liabilities	$2,700	$-	$-	$2,700

Schedule of warrant liabilities measured at fair value on a recurring basis
June 30, 2017
Beginning fair value	$-
Recognized fair value at issuance on July 1, 2015	475,380
Realized gain recorded in earnings	(472,680)
Ending fair value	$2,700